Simpson Thacher & Bartlett LLP

900 G STREET, NW

WASHINGTON, D.C. 20001

TELEPHONE: +1-202-636-5500

FACSIMILE: +1-202-636-5502

Direct Dial Number +1-202-636-5806	E-mail Address ryan.brizek@stblaw.com

July 30, 2020

Re:	Western Asset Diversified Income Fund (the “Fund”)

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Ladies and Gentlemen:

On behalf of Western Asset Diversified Income Fund (the “Fund”), we hereby submit for filing by electronic transmission the Fund’s Notification of Registration on Form N-8A, filed pursuant to Section 8(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), and the Fund’s initial Registration Statement under the Securities Act of 1933 and the 1940 Act on Form N-2.

Any questions or communications regarding this filing should be directed to the undersigned at Ryan.Brizek@stblaw.com or (202) 636-5806.

Very truly yours,

Ryan P. Brizek

cc:	George Hoyt, Legg Mason
David W. Blass, Simpson Thacher & Bartlett LLP
Debbie Sutter, Simpson Thacher & Bartlett LLP

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